LEASES - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-Use Assets
Right of use asset, beginning balance	$ 1,465	$ 1,799
Additions as a part of business combinations	743
Additions	96	70
Amortization of right-of-use assets	(401)	(279)
Translation differences	(85)	(125)
Right of use asset, ending balance	1,818	1,465	$ 1,799
Lease Liabilities
Lease liability, beginning balance	1,679	1,975
Additions as a part of business combinations	743
Additions	96	70
Interest expense	182	188	204
Payments	(504)	(413)
Translation differences	(124)	(141)
Lease liability, ending balance	$ 2,072	$ 1,679	$ 1,975